Operating Segments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Operating Segments [Line Items]
Production capacity | €	€ 40,467		€ 48,834		€ 52,241
Talasol [Member]
Operating Segments [Line Items]
Revenue percentage			51.00%	51.00%
Dorad Energy Ltd [Member]
Operating Segments [Line Items]
Pecentage of indirect interest			9.375%	9.375%
Pumped Storage Hydro Power Plant [Member]
Operating Segments [Line Items]
Pecentage of indirect interest			83.333%	83.333%
Talmei Yosef Solar Plant [Member]
Operating Segments [Line Items]
Income from sale of electricity		$ 1,264		$ 3,844		$ 4,546
Depreciation expense		$ 757		1,818		$ 2,051
Year One [Member] | Groen Gas Goor B.V. [Member]
Operating Segments [Line Items]
Production capacity				3,000
Year Two [Member] | Groen Gas Oude-Tonge B.V. [Member]
Operating Segments [Line Items]
Production capacity				3,800
Year Three [Member] | Groen Gas Gelderland B.V. (BioGas) [Member]
Operating Segments [Line Items]
Production capacity				$ 9,500